Derivative Financial Instruments - Unrealized and Realized Gains (Losses) on Derivative Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in interest expense of Jefferies Group	$ 16,662	$ 4,856	$ (2,546)
Unrealized and realized gains (losses) on derivative contracts	(513,614)	58,275	(294,871)
Net investment hedging
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange contracts	19,008	(3,306)	0
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	(48,510)	(52,331)	(188,605)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	(10,152)	2,266	(822)
Foreign exchange contracts | Net investment hedging
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange contracts	19,008	(3,306)	0
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	(427,593)	47,631	(108,961)
Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	(28,012)	45,491	(5,630)
Credit contracts:
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	653	15,218	9,147
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in interest expense of Jefferies Group	(41,845)	41,524	56,385
Long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in interest expense of Jefferies Group	$ 58,507	$ (36,668)	$ (58,931)